Interest and Finance Costs	12 Months Ended
Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest and Finance Costs
15.	Interest and Finance Costs:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Interest on long-term debt	$47,585	$668,152	$2,028,676
Interest on long-term debt – related party (Note 3 (b))	162,500	305,000	204,167
Interest on convertible debt – non cash	—	57,773	—
Amortization and write-off of deferred finance charges	6,628	599,087	414,629
Amortization and write-off of convertible notes beneficial conversion features	—	532,437	—
Other finance charges	5,450	27,128	207,526
Total	$222,163	$2,189,577	$2,854,998